Right-of-use assets and lease liabilities - Depreciation Related to Operating Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 53.0	€ 60.4	€ 62.4
Properties
Depreciation operating leased assets [Line Items]
Depreciation related to leases	40.4	52.3	52.2
Cars
Depreciation operating leased assets [Line Items]
Depreciation related to leases	5.9	2.7	4.8
Warehouses
Depreciation operating leased assets [Line Items]
Depreciation related to leases	5.9	4.0	3.0
Other
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 0.8	€ 1.4	€ 2.4